Trade Receivables and Contract Assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables And Contract Assets [Line Items]
Allowance for expected credit losses	€ 7,084	€ 6,704	€ 6,656
Contract assets	180,459	168,515
Contract assets gross	478,694	414,955
Invoices issued to customers as advances	298,235	246,440
IFRS 9
Trade Receivables And Contract Assets [Line Items]
Allowance for expected credit losses	€ 7,084	€ 6,704
Bottom of Range
Trade Receivables And Contract Assets [Line Items]
Trade receivables term	60 days
Top of Range
Trade Receivables And Contract Assets [Line Items]
Trade receivables term	90 days